Shareholders' equity and capital stock (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise price	1.13	1.20	1.20	0
Number of warrants	150,000	100,000	100,000	0
Weighted- average remaining contractual life (years)	2 years 9 months 18 days
Aggregate Intrinsic Value	0
Warrants Exercise Price Range One [Member]
Exercise price	0.99
Number of warrants	50,000
Weighted- average remaining contractual life (years)	2 years 9 months 18 days
Aggregate Intrinsic Value	0
Expiry	Sep. 04, 2015
Warrants Exercise Price Range Two [Member]
Exercise price	1.20
Number of warrants	100,000
Weighted- average remaining contractual life (years)	2 years 8 months 12 days
Aggregate Intrinsic Value	0
Expiry	Nov. 01, 2015